Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

48.   Subsequent Events

a) Acquisition of the remaining 40% of non-controlling interest held by Bosan Participações in Banco Olé Consignado

On January 31, 2020, Santander Brasil and the shareholders of Bosan Participações S.A.  (holding company whose single asset are the shares representing 40% of the corporate capital of Banco Olé) have entered into the definitive agreements and performed the closing acts related to the purchase and sale of all shares issued by Bosan, upon transferring Bosan's shares to Santander Brasil and the payment to the sellers of the total price of R$ 1,608,772,783.47. As a result, Santander Brasil became, directly and indirectly, the holder of all shares issued by Banco Olé.

In addition, on January 30, 2020, the name of Banco Olé was changed from Banco Olé Bonsucesso Consignado S.A. to Banco Olé Cosignado S.A.

b) Sale of equity stake in Super Pagamentos e Administração de Meios Eletrônicos S.A.

On February 28, 2020, the Bank sold to Superdigital Holding Company, S.L., a company indirectly controlled by Santander Spain, its entire equity interest in Super Pagamentos e Administração de Meios Eletrônicos S.A. (“Superdigital”). The Bank received consideration of R$270 million for its interest in Superdigital. As a result, the Bank is no longer a shareholder of Superdigital.